UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857

Name of Fund: High Income Portfolio of
              Merrill Lynch Bond Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, High Income Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


High Income Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of December 31, 2005                                                                 (in U.S. dollars)
                                     Face
Industry                           Amount    Corporate Bonds                                                             Value
Aerospace & Defense -     EUR  11,306,127    Aero Invest 1 SA, 10.677% due 3/01/2015 (f)(h)                       $    13,138,069
1.0%                      USD   1,700,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014                          1,394,000
                                                                                                                  ---------------
                                                                                                                       14,532,069

Airlines - 0.7%                 9,000,000    American Airlines, Inc. Class C, 7.80% due 4/01/2008                       8,883,243
                                  636,391    Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                             due 9/15/2009 (m)                                                            604,473
                                                                                                                  ---------------
                                                                                                                       11,232,116

Automotive - 4.7%               6,550,000    Advanced Accessory Holdings Corp., 13.25%
                                             due 12/15/2011 (e)                                                         2,554,500
                               15,325,000    American Tire Distributors, Inc., 10.78% due 4/01/2012 (a)                14,099,000
                                9,150,000    American Tire Distributors, Inc., 10.75% due 4/01/2013                     8,280,750
                                8,000,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                            7,640,000
                               12,850,000    Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                    9,766,000
                                8,425,000    Exide Technologies, 10.50% due 3/15/2013 (f)                               5,897,500
                               15,406,000    Metaldyne Corp., 11% due 6/15/2012                                        11,881,878
                                7,600,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014                            7,182,000
                                                                                                                  ---------------
                                                                                                                       67,301,628

Broadcasting - 3.7%             7,250,000    Emmis Communications Corp., 10.366% due 6/15/2012 (a)                      7,277,187
                               17,800,000    Granite Broadcasting Corp., 9.75% due 12/01/2010                          16,376,000
                                3,175,000    LIN Television Corp. Series B, 6.50% due 5/15/2013                         3,044,031
                               17,025,000    Paxson Communications Corp., 10.777% due 1/15/2013 (a)(f)                 16,365,281
                                4,165,000    Sinclair Broadcast Group, Inc., 6% due 9/15/2012 (c)                       3,628,756
                                7,075,000    Young Broadcasting, Inc., 8.75% due 1/15/2014                              6,234,844
                                                                                                                  ---------------
                                                                                                                       52,926,099

Cable - International -         2,950,000    New Skies Satellites NV, 9.573% due 11/01/2011 (a)                         3,068,000
0.4%                            2,275,000    New Skies Satellites NV, 9.125% due 11/01/2012                             2,431,406
                                                                                                                  ---------------
                                                                                                                        5,499,406

Cable - U.S. - 5.1%            25,500,000    Adelphia Communications Corp., 6% due 2/15/2006 (c)(j)                       350,625
                                3,000,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                       2,805,000
                                1,025,000    Charter Communications Holdings LLC, 10% due 4/01/2009                       763,625
                               16,650,000    Charter Communications Holdings LLC, 9.625%
                                             due 11/15/2009                                                            12,321,000
                                3,000,000    Charter Communications Holdings II LLC, 10.25%
                                             due 9/15/2010                                                              2,985,000
                                9,000,000    Charter Communications, Inc., 5.875% due 11/16/2009 (c)(f)                 6,693,750
                                9,000,000    Intelsat Bermuda Ltd., 9.609% due 1/15/2012 (a)(f)                         9,146,250
                                7,050,000    Intelsat Bermuda Ltd., 8.25% due 1/15/2013 (f)                             7,120,500
                               10,100,000    Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (f)                           10,201,000
                                1,762,000    Loral Spacecom Corp., 14% due 10/15/2015 (h)                               2,061,540
                                9,262,000    PanAmSat Corp., 9% due 8/15/2014                                           9,701,945
                                3,175,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (f)                   3,556,000
                                8,250,000    Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (e)(f)                   5,424,375
                                                                                                                  ---------------
                                                                                                                       73,130,610

Chemicals - 5.1%                4,200,000    Huntsman International, LLC, 9.875% due 3/01/2009                          4,431,000
                                1,829,000    Huntsman International, LLC, 10.125% due 7/01/2009                         1,888,442
                                7,950,000    MacDermid, Inc., 9.125% due 7/15/2011                                      8,417,063
                                6,750,000    Millennium America, Inc., 9.25% due 6/15/2008                              7,281,563
                                3,875,000    Nova Chemical Corp., 7.561% due 11/15/2013 (a)(f)                          3,957,344
                               17,525,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                              18,269,813
                                8,450,000    PolyOne Corp., 10.625% due 5/15/2010                                       9,062,625
                               10,500,000    PolyOne Corp., 8.875% due 5/01/2012                                       10,290,000
                                  600,000    Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                      657,750
                          EUR   1,000,000    Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                    1,220,836
                          USD   7,000,000    Tronox Worldwide LLC, 9.50% due 12/01/2012 (f)                             7,140,000
                                                                                                                  ---------------
                                                                                                                       72,616,436

Consumer - Durables -          11,275,000    Simmons Co., 10.21% due 12/15/2014 (e)(f)                                  6,088,500
0.4%

Consumer -                      9,125,000    Levi Strauss & Co., 9.28% due 4/01/2012 (a)                                9,193,437
Non-Durables - 1.4%             7,500,000    Polysindo International Finance Co. BV, 9.375%
                                             due 2/12/1999 (d)(j)(l)                                                      525,000
                               41,725,000    Polysindo International Finance Co. BV, 11.375%
                                             due 6/15/2006 (j)                                                          2,920,750
                               18,850,000    Polysindo International Finance Co. BV, 9.375%
                                             due 7/30/2007 (j)                                                          1,319,500
                                7,075,000    Remington Arms Co., Inc., 10.50% due 2/01/2011                             6,296,750
                                                                                                                  ---------------
                                                                                                                       20,255,437

Diversified Media - 2.5%        3,100,000    CanWest Media, Inc., 8% due 9/15/2012                                      3,165,875
                                4,700,000    Dex Media, Inc., 8% due 11/15/2013                                         4,794,000
                                4,150,000    Dex Media West LLC, 9.875% due 8/15/2013                                   4,606,500
                               17,900,000    Liberty Media Corp., 0.75% due 3/30/2023 (c)                              19,153,000
                                  800,000    Universal City Florida Holding Co. I, 8.375% due 5/01/2010                   782,000
                                3,100,000    Universal City Florida Holding Co. I, 9.43% due 5/01/2010 (a)              3,115,500
                                                                                                                  ---------------
                                                                                                                       35,616,875

Energy - Exploration            5,000,000    Chaparral Energy, Inc., 8.50% due 12/01/2015 (f)                           5,175,000
& Production - 1.0%             8,500,000    Compton Petroleum Corp., 7.625% due 12/01/2013 (f)                         8,691,250
                                                                                                                  ---------------
                                                                                                                       13,866,250

Energy - Other - 6.1%           4,425,000    Aventine Renewable Energy Holdings, Inc., 10.491%
                                             due 12/15/2011 (a)(f)                                                      4,579,875
                                9,400,000    Ferrellgas Partners LP, 8.75% due 6/15/2012                                9,306,000
                               18,000,000    Petrobras International Finance Co., 7.75% due 9/15/2014                  19,440,000
                                5,000,000    Petrobras International Finance Co., 8.375% due 12/10/2018                 5,550,000
                               10,000,000    Petroleum Export Ltd. Class A3, 5.265% due 6/15/2011 (f)                   9,905,100
                               10,275,000    SemGroup LP, 8.75% due 11/15/2015 (f)                                     10,506,188
                               12,325,000    Star Gas Partners LP, 10.25% due 2/15/2013                                12,170,938
                               17,325,000    Suburban Propane Partners, LP, 6.875% due 12/15/2013                      16,198,875
                                                                                                                  ---------------
                                                                                                                       87,656,976

Financial - 1.3%               16,625,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                      15,512,488
                                2,500,000    Triad Acquisition Corp., 11.125% due 5/01/2013 (f)                         2,475,000
                                                                                                                  ---------------
                                                                                                                       17,987,488

Food & Drug - 0.6%             10,076,000    Duane Reade, Inc., 9.75% due 8/01/2011                                     6,750,920
                                1,525,000    Stripes Acquisition LLC, 10.625% due 12/15/2013 (f)                        1,547,875
                                                                                                                  ---------------
                                                                                                                        8,298,795

Food & Tobacco - 2.7%           3,200,000    AmeriQual Group LLC, 9% due 4/01/2012 (f)                                  3,320,000
                                8,075,000    American Seafoods Group LLC, 10.125% due 4/15/2010                         8,509,031
                               20,000,000    DGS International Finance Co., 10% due 6/01/2007 (f)(j)                      100,000
                                2,050,000    Del Monte Corp., 6.75% due 2/15/2015                                       1,998,750
                                6,550,000    Dole Food Co., Inc., 7.25% due 6/15/2010                                   6,353,500
                                3,534,000    Dole Food Co., Inc., 8.875% due 3/15/2011                                  3,622,350
                               18,650,000    Merisant Worldwide, Inc., 0% due 5/15/2014 (e)                             2,937,375
                               15,125,000    Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                      12,100,000
                                                                                                                  ---------------
                                                                                                                       38,941,006

Gaming - 1.6%                   2,875,000    CCM Merger, Inc., 8% due 8/01/2013 (f)                                     2,760,000
                                5,300,000    Galaxy Entertainment Finance Co. Ltd., 9.655%
                                             due 12/15/2010 (a)(f)                                                      5,379,500
                                1,800,000    Galaxy Entertainment Finance Co. Ltd., 9.875%
                                             due 12/15/2012 (f)                                                         1,827,000
                                7,475,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                             7,867,438
                                5,475,000    Majestic Star Casino LLC, 9.75% due 1/15/2011 (f)                          5,516,063
                                                                                                                  ---------------
                                                                                                                       23,350,001

Health Care - 2.6%              6,050,000    Alpharma, Inc., 8.625% due 5/01/2011                                       6,571,812
                                6,150,000    Select Medical Corp., 7.625% due 2/01/2015                                 5,919,375
                                5,050,000    Tenet Healthcare Corp., 9.875% due 7/01/2014                               5,113,125
                                3,775,000    Tenet Healthcare Corp., 9.25% due 2/01/2015 (f)                            3,746,688
                               10,275,000    U.S. Oncology, Inc., 10.75% due 8/15/2014                                 11,405,250
                                4,000,000    Ventas Realty, LP, 9% due 5/01/2012                                        4,560,000
                                                                                                                  ---------------
                                                                                                                       37,316,250

Housing - 3.3%                 17,250,000    Ashton Woods USA LLC, 9.50% due 10/01/2015 (f)                            15,546,562
                                3,000,000    Building Materials Corp. of America, 8% due 12/01/2008                     3,033,750
                                5,150,000    Building Materials Corp. of America, 7.75% due 8/01/2014                   4,969,750
                                3,975,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (f)                3,696,750
                          EUR   6,925,000    Grohe Holding GmbH, 8.625% due 10/01/2014 (f)                              7,576,184
                          USD   6,575,000    Nortek, Inc., 8.50% due 9/01/2014                                          6,344,875
                                4,150,000    Stanley-Martin Communities, 9.75% due 8/15/2015 (f)                        3,776,500
                                1,875,000    Texas Industries, Inc., 7.25% due 7/15/2013 (f)                            1,945,313
                                                                                                                  ---------------
                                                                                                                       46,889,684

Information Technology -        3,025,000    Activant Solutions, Inc., 10.53% due 4/01/2010 (a)(f)                      3,119,531
5.1%                           19,225,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012                        19,417,250
                               15,000,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)                      16,987,500
                                8,830,000    Quantum Corp., 4.375% due 8/01/2010 (c)                                    8,465,763
                                6,000,000    Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(f)                    6,210,000
                                8,975,000    Sungard Data Systems, Inc., 9.125% due 8/15/2013 (f)                       9,289,125
                                9,975,000    Telcordia Technologies Inc., 10% due 3/15/2013 (f)                         9,127,125
                                                                                                                  ---------------
                                                                                                                       72,616,294

Leisure - 0.1%                  1,400,000    Intrawest Corp., 7.50% due 10/15/2013                                      1,417,500

Manufacturing - 7.9%            3,175,000    Altra Industrial Motion, Inc., 9% due 12/01/2011 (f)                       3,079,750
                               12,000,000    Case New Holland, Inc., 6% due 6/01/2009                                  11,640,000
                                6,550,000    Caue Finance Ltd., 8.875% due 8/01/2015 (f)                                7,139,500
                                2,950,000    Chart Industries, Inc., 9.125% due 10/15/2015 (f)                          3,009,000
                                3,997,000    Columbus McKinnon Corp., 10% due 8/01/2010                                 4,426,677
                               23,750,000    EaglePicher Inc., 9.75% due 9/01/2013 (j)                                 18,050,000
                                4,200,000    FastenTech, Inc., 11.50% due 5/01/2011                                     4,116,000
                               12,550,000    Invensys Plc, 9.875% due 3/15/2011 (f)                                    12,424,500
                               13,700,000    Medis Technologies Ltd., 6% due 7/15/2010 (c)(f)                          12,946,500
                                7,000,000    Mueller Group, Inc., 10% due 5/01/2012                                     7,437,500
                               10,675,000    Propex Fabrics, Inc., 10% due 12/01/2012                                   9,527,438
                                2,725,000    Sensus Metering Systems, Inc., 8.625% due 12/15/2013                       2,411,625
                               16,200,000    Superior Essex Communications LLC, 9% due 4/15/2012                       15,957,000
                                                                                                                  ---------------
                                                                                                                      112,165,490

Metal - Other - 0.6%           15,025,000    Kaiser Aluminum & Chemical, 12.75% due 2/01/2003 (i)(l)                      713,687
                                7,475,000    Novelis, Inc., 7.25% due 2/15/2015                                         6,970,438
                                  960,000    Southern Peru Copper Corp., 6.375% due 7/27/2015 (f)                         958,252
                                                                                                                  ---------------
                                                                                                                        8,642,377

Packaging - 2.2%                5,875,000    Anchor Glass Container Corp., 11.491% due 9/30/2006 (o)                    5,992,500
                                7,725,000    Anchor Glass Container Corp., 11% due 2/15/2013 (i)(o)                     5,639,250
                                  625,000    Owens-Illinois, Inc., 7.35% due 5/15/2008                                    632,813
                                6,100,000    Pliant Corp., 11.125% due 9/01/2009                                        5,429,000
                                3,750,000    Pliant Corp., 13% due 6/01/2010                                              731,250
                                8,990,000    Pliant Corp., 13% due 6/01/2010 (j)                                        1,753,050
                               11,525,000    Portola Packaging, Inc., 8.25% due 2/01/2012                               8,470,875
                                4,000,000    Wise Metals Group LLC, 10.25% due 5/15/2012                                3,040,000
                                                                                                                  ---------------
                                                                                                                       31,688,738

Paper - 5.6%                   21,000,000    APP Finance II Mauritius Ltd, 12% (c)(j)(p)                                  630,000
                                5,450,000    Ainsworth Lumber Co. Ltd., 8.277% due 10/01/2010 (a)                       5,313,750
                                5,425,000    Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                            4,882,500
                                6,275,000    Domtar, Inc., 7.125% due 8/15/2015                                         5,349,437
                                2,331,000    Graphic Packaging International Corp., 9.50% due 8/15/2013                 2,226,105
                                4,500,000    Indah Kiat International Finance Series C, 12.50%
                                             due 6/15/2006 (j)                                                          2,835,000
                               14,975,000    JSG Funding Plc, 9.625% due 10/01/2012 (h)                                14,975,000
                         EUR    8,409,230    Jefferson Smurfit Group Plc, 11.50% due 10/01/2015 (f)                     9,175,184
                         USD   14,000,000    Mandra Forestry, 12% due 5/15/2013 (f)                                    13,440,000
                                6,475,000    NewPage Corp., 10.93% due 5/01/2012 (a)                                    6,410,250
                                8,100,000    NewPage Corp., 12% due 5/01/2013                                           7,452,000
                                1,524,823    PT Pabrik Kertas Tjiwa Kimia Tranche A, 4.675%
                                             due 4/28/2015 (f)                                                          1,265,603
                                5,739,192    PT Pabrik Kertas Tjiwa Kimia Tranche B, 5.248%
                                             due 4/28/2018 (f)                                                          3,615,691
                                9,113,607    PT Pabrik Kertas Tjiwa Kimia Tranche C, 0%
                                             due 4/28/2027 (f)                                                          2,369,538
                                                                                                                  ---------------
                                                                                                                       79,940,058

Retail - 2.5%                  10,450,000    General Nutrition Centers, Inc., 8.625% due 1/15/2011                     10,084,250
                                5,500,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                                5,032,500
                                6,450,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015 (f)                           6,595,125
                                6,025,000    Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (f)                      6,122,906
                                7,000,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (f)               7,350,000
                                                                                                                  ---------------
                                                                                                                       35,184,781

Service - 3.5%                  1,375,000    Ahern Rentals, Inc., 9.25% due 8/15/2013 (f)                               1,447,187
                                6,125,000    Allied Waste North America, 6.375% due 4/15/2011                           5,971,875
                                4,000,000    Ashtead Holdings Plc, 8.625% due 8/01/2015 (f)                             4,210,000
                                1,900,000    Buhrmann US, Inc., 8.25% due 7/01/2014                                     1,907,125
                                5,950,000    Dycom Industries, Inc., 8.125% due 10/15/2015 (f)                          5,950,000
                                3,125,000    Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (f)                    2,968,750
                                1,975,000    Mac-Gray Corp., 7.625% due 8/15/2015                                       1,989,813
                                7,450,000    NationsRent Cos., Inc., 9.50% due 5/01/2015                                7,822,500
                                8,875,000    United Rentals North America, Inc., 7.75% due 11/15/2013                   8,653,125
                          GBP   4,975,000    WRG Acquisitions Plc, 8.099% due 12/15/2011 (a)(f)                         8,743,616
                                                                                                                  ---------------
                                                                                                                       49,663,991

Steel - 0.7%              USD   9,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (f)                           9,978,750

Telecommunications -            6,400,000    ADC Telecommunications, Inc., 1% due 6/15/2008 (c)                         6,392,000
2.8%                            5,500,000    ADC Telecommunications, Inc., 5.045% due 6/15/2013 (a)(c)                  5,534,375
                                  831,000    Alaska Communications Systems Holdings, Inc., 9.875%
                                             due 8/15/2011                                                                903,712
                                  800,000    Terremark Worldwide, Inc., 9% due 6/15/2009 (c)                              680,000
                                7,150,000    Terremark Worldwide, Inc., 9% due 6/15/2009 (c)(f)                         6,077,500
                                8,750,000    Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                    9,231,250
                               10,590,000    Time Warner Telecom, Inc., 10.125% due 2/01/2011                          11,093,025
                                                                                                                  ---------------
                                                                                                                       39,911,862

Transportation - 1.5%           7,225,000    General Maritime Corp., 10% due 3/15/2013                                  8,254,562
                               13,575,000    Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (f)                  13,032,000
                                                                                                                  ---------------
                                                                                                                       21,286,562

Utility - 2.5%                  9,500,000    Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (f)                  9,500,000
                                3,699,000    Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (c)                 4,346,325
                                6,950,000    Mirant North America LLC, 7.375% due 12/31/2013 (f)                        7,028,188
                               10,950,000    Reliant Energy, Inc., 6.75% due 12/15/2014                                 9,553,875
                                4,734,053    Tenaska Alabama Partners LP, 7% due 6/30/2021 (f)                          4,762,618
                                                                                                                  ---------------
                                                                                                                       35,191,006

Wireless                          700,000    Digicel Ltd., 9.25% due 9/01/2012 (f)                                        719,250
Communications - 0.3%           3,153,000    SBA Communications Corp., 8.50% due 12/01/2012                             3,499,830
                                                                                                                  ---------------
                                                                                                                        4,219,080

                                             Total Corporate Bonds
                                             (Cost - $1,301,676,531) - 79.5%                                        1,135,412,115


                                                      Floating Rate Loan Interests (n)
Energy - Exploration &         16,000,000    Exco Holdings, Inc. Term Loan, 10% due 7/03/2006                          15,880,000
Production - 1.1%

Health Care - 0.5%              7,150,000    HealthSouth Corp. Term Loan A, 10.375% due 1/16/2011                       7,584,956

                                             Total Floating Rate Loan Interests
                                             (Cost - $23,051,507) - 1.6%                                               23,464,956


                                   Shares
                                     Held    Common Stocks
Cable - U.S. - 0.5%               249,376    Loral Space & Communications Ltd.                                          7,044,872

Energy - Other - 0.9%             522,431    Trico Marine Services, Inc. (i)                                           13,583,206

Paper - 0.2%                    1,280,355    Western Forest Products, Inc. (i)                                          2,005,778
                                  330,542    Western Forest Products, Inc. Restricted Shares (i)                          517,820
                                                                                                                  ---------------
                                                                                                                        2,523,598

Telecommunications - 0.0%               2    PTV, Inc. (i)                                                                  1,001

                                             Total Common Stocks
                                             (Cost - $57,236,056) - 1.6%                                               23,152,677


                                             Preferred Stocks
Broadcasting - 0.3%               105,389    Emmis Communications Corp. Class A, 6.25% (c)                              4,452,685

Cable - U.S. - 0.2%                15,736    Loral Spacecom Corp. Series A, 12% (h)                                     3,115,728

Telecommunications - 0.0%             130    PTV, Inc. Series A, 10% (i)                                                      273

                                             Total Preferred Stocks
                                             (Cost - $7,524,501) - 0.5%                                                 7,568,686


                                     Face
                                   Amount    Trust Preferred
Health Care - 1.0%        USD  13,019,000    Fresenius Medical Care Capital Trust II, 7.875%
                                             due 2/01/2008                                                             13,442,117

                                             Total Trust Preferred
                                             (Cost - $13,055,364) - 1.0%                                               13,442,117


                                   Shares
                                     Held    Warrants (b)
Cable - International - 0.0%      117,980    NTL, Inc. (expires 1/13/2011)                                                 68,546

Cable - U.S. - 0.0%                15,000    Loral Space & Communications (expires 1/15/2007)                                 150

Health Care - 0.0%                201,408    HealthSouth Corp. (expires 1/16/2014)                                        503,520

Wireless Communications - 0.1%      3,600    American Tower Corp. (expires 8/01/2008)                                   1,376,152

                                             Total Warrants
                                             (Cost - $526,647) - 0.1%                                                   1,948,368


                               Beneficial
                                 Interest    Other Interests (g)
Airlines - 0.9%           USD  25,044,090    US Airways Group, Inc. (Certificate of Beneficial Interest)               10,518,518
                                             US Airways, Inc. - Equipment Trust Certificates:
                                1,092,000        Series 1988-F                                                            218,400
                                1,092,000        Series 1988-G                                                            218,400
                                1,092,000        Series 1988-H                                                            218,400
                                1,092,000        Series 1988-I                                                            218,400
                                1,432,000        Series A                                                                 286,400
                                1,815,000        Series C                                                                 363,000
                                1,107,000        Series E                                                                 221,400
                                                                                                                  ---------------
                                                                                                                       12,262,918

Cable - U.S. - 0.0%            11,205,000    Loral Cyberstar Escrow                                                           112

                                             Total Other Interests
                                             (Cost - $15,396,189) - 0.9%                                               10,518,630


                                             Short-Term Securities
                              194,956,661    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (k)              194,956,661

                                             Total Short-Term Securities
                                             (Cost - $194,956,661) - 13.7%                                            194,956,661

                                             Total Investments (Cost - $1,613,423,456*) - 98.9%                     1,410,464,210
                                             Other Assets Less Liabilities - 1.1%                                      16,187,427
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $ 1,426,651,637
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   1,616,341,641
                                                  =================
    Gross unrealized appreciation                 $      31,270,378
    Gross unrealized depreciation                     (237,147,809)
                                                  -----------------
    Net unrealized depreciation                   $   (205,877,431)
                                                  =================

(a) Floating rate note.

(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) Convertible security.

(d) Maturity of this security is pending as a result of bankruptcy proceedings.

(e) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(h) Represents a pay-in-kind security which may pay interest in additional face/shares.

(i) Non-income producing security.

(j) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(k) Investments in companies considered to be an affiliate of the Portfolio, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I               $  79,918,067     $  1,290,293


(l) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(m) Subject to principal paydowns.

(n) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
    The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.

(o) Issuer filed for bankruptcy.

(p) Security is a perpetual bond and has no definite maturity date.

    For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


  o Swaps outstanding as of December 31, 2005 were as follows:

                                                                  Unrealized
                                                  Notional      Appreciation/
                                                   Amount       (Depreciation)

    Bought credit default protection on
    Chemtura Corp. and pay 1.26%

    Broker, Credit Suisse First Boston
    Expires December 2010                      $   3,575,000      $   (16,799)

    Bought credit default protection on
    Chemtura Corp. and pay 1.42%

    Broker, Morgan Stanley Capital Services
    Expires December 2010                      $   3,575,000          (41,566)

    Sold credit default protection on Dow
    Jones CDX North America High Yield B
    Index Series 5 and receive 3.40%

    Broker, JPMorgan Chase Bank
    Expires December 2010                      $  15,000,000           292,035
                                                                  ------------
    Total                                                         $    233,670
                                                                  ============


  o Financial futures contracts sold as of December 31, 2005 were as follows:


    Number of                    Expiration         Face           Unrealized
    Contracts      Issue            Date           Value          Depreciation

      240      10-Year U.S.
               Treasury Note     March 2006    $   26,000,685    $   (256,815)


  o Currency Abbreviations:

    EUR    Euro
    GBP    British Pound
    USD    U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  February 21, 2006